Reverse Merger Capitalization with 7GC & Co. Holdings Inc. (Details Narrative)	Dec. 14, 2023 USD ($) $ / shares shares	Jun. 30, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Business Acquisition [Line Items]
Common stock, par value | $ / shares		$ 0.0001	$ 0.0001
Common stock, shares authorized	350,000,000	275,000,000	275,000,000
Preferred stock, shares authorized	75,000,000	75,000,000	75,000,000
Preferred stock, par value | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares outstanding		36,944,935	16,019,256
Preferred stock, shares outstanding		0	0
Common Stock [Member]
Business Acquisition [Line Items]
Common stock, shares outstanding		36,944,935	16,019,256
Seven G C Class A Common Stock [Member]
Business Acquisition [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Number of shares held by security holders	3,207,428
Redemption price per share | $ / shares	$ 10.76
Aggregate redemption amount | $	$ 34,524,065
Common Class A [Member]
Business Acquisition [Line Items]
Common stock, shares authorized	250,000,000	250,000,000
Common stock, shares outstanding		34,633,801	13,708,122
Common Class B [Member]
Business Acquisition [Line Items]
Common stock, shares authorized	25,000,000	25,000,000
Common stock, shares outstanding		2,311,134	2,311,134
Banzai International Inc [Member]
Business Acquisition [Line Items]
Exchange ratio	0.6147
Aggregate consideration payable to security holders | $	$ 100,000,000
Banzai International Inc [Member] | Common Stock [Member]
Business Acquisition [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Banzai International Inc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Common stock, par value | $ / shares	$ 0.0001
Banzai International Inc [Member] | Common Class B [Member]
Business Acquisition [Line Items]
Common stock, convertible, conversion ratio	1